UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02201

Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

                    Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

                Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

FORM N-PX SPREADSHEET*

REGISTRANT NAME: Cutwater Select Income Fund

INVESTMENT COMPANY ACT FILE NUMBER: 811-02201

REPORTING PERIOD: 07/01/2012 - 06/30/2013

REGISTRANT ADDRESS: 113 King Street, Armonk, NY 10504

NAME OF SERIES (AS APPLICABLE):

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP #	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote For or Against Proposal, or Abstain; For or Withhold Regarding Election of Directors	Whether Vote Was For or Against Management
Quad/Graphics, Inc.	QUAD	747301109	5/20/2013	Election of Directors	Issuer	Yes	For	For
Quad/Graphics, Inc.	QUAD	747301109	5/20/2013	Approve Amendment to 2010 Omnibus Incentive Plan	Issuer	Yes	For	For

*	Complete for each series of the Registrant, as applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date	8/12/13

*	Print the name and title of each signing officer under his or her signature.